Note 6 - Loans, Net of Allowance for Credit Losses (Details Textual) - Loans [member] - CAD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Financial assets	$ 4,236,116	$ 3,850,404
Financial assets impaired [member]
Statement Line Items [Line Items]
Financial assets	$ 0	$ 15,300